CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Millions	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Current assets
Cash and cash equivalents	$ 175.6	$ 308.0	$ 152.0	$ 297.4	$ 297.4	$ 91.3	$ 150.7
Trade receivables, net of allowance of $3.4 and $3.7 as of June 30, 2015 and June 30, 2014, respectively	73.9	88.0			57.2
Due from related parties	0.5	0.6			0.9
Prepaid expenses	33.8	37.3			24.9
Deferred income taxes, net	129.8	129.5
Other assets	5.8	3.9			2.4
Total current assets	419.4	567.3			543.8
Property and equipment, net	3,626.1	3,299.2			2,822.4
Intangible assets, net	933.0	948.3			710.3
Goodwill	1,222.2	1,224.4			866.7	688.8
Other assets	72.4	54.8			37.7
Total assets	6,273.1	6,094.0	$ 4,988.8		4,980.9	$ 4,152.1
Current liabilities
Current portion of long-term debt	16.5	16.5			20.5
Accounts payable	66.2	40.0			26.7
Accrued liabilities	182.2	182.4			172.3
Accrued interest	40.2	57.2			57.1
Capital lease obligations, current	5.4	4.4			2.4
Due to related parties	1.3	1.3
Deferred revenue, current	97.8	86.6			75.4
Total current liabilities	409.6	388.4			354.4
Long-term debt, non-current	3,649.8	3,652.2			3,130.3
Capital lease obligation, non-current	30.5	28.3			25.7
Deferred revenue, non-current	727.4	612.7			501.5
Deferred income taxes, net	186.6	189.7			153.0
Other long-term liabilities	37.6	28.6			22.3
Total liabilities	5,041.5	4,899.9			4,579.6
Member's Equity
Member's interest	1,774.3	1,699.1			728.9
Accumulated other comprehensive loss	(19.6)	(7.9)			14.4
Accumulated deficit	(523.1)	(497.1)			(342.0)
Total member's equity	1,231.6	1,194.1			401.3
Total liabilities and member's equity	$ 6,273.1	$ 6,094.0			$ 4,980.9